Vessels, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2024	$119,303	$(20,030)	$99,273

Vessel acquisition - “Konkar Asteri”	26,625	—	26,625
Vessel acquisition - “Konkar Venture”	21,007	—	21,007
Vessel additions	23	—	23
Depreciation	—	(3,095)	(3,095)
Balance June 30, 2024	$166,958	$(23,125)	$143,833

On February 15, 2024, the Company completed the acquisition of an 82,013 dwt dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding. This scrubber-fitted eco-vessel is geared with four cargo cranes and a ballast water treatment system. The $26,625 purchase price of the eco-efficient Kamsarmax was funded by a combination of secured bank debt of $14.5 million and cash on hand. The five year amortizing bank loan is priced at SOFR plus 2.35% and is secured by, among other things, the vessel. The vessel has been named the “Konkar Asteri” and commenced its commercial operations on February 29, 2024.

On June 28, 2024, the Company completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk built in 2015 at Jiangsu New Yangzi Shipbuilding. The $30,000 purchase price for the “Konkar Venture”, which is fitted with a ballast water treatment system, was funded by a combination of secured bank debt of $16,500, $12,000 cash, of which the Company contributed $7,300 in cash, and the issuance of 267,857 restricted common shares to the related party seller. Upon acquisition of the “Konkar Venture”, the purchase price in excess of the seller’s vessel book valued at the date of the transaction, at $8,875, which was considered a deemed dividend by the Company (of which, $7,493 presented in financing cash flow activities and $1,382 is non cash supplemental cash flow information for the common share issuance) and was allocated to Pyxis Tankers equity and Non-controlling interest’s equity in accordance with their ownership percentages. The five year amortizing bank loan is priced at Term SOFR +2.15% and is secured by, among other things, the vessel.

As of June 30, 2024, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the period ended June 30, 2024.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.